Financial liabilities designated at fair value (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial liabilities measured at fair value

	2025	2024
	$m	$m
Deposits by banks[1]	9,353	7,671
Customer accounts[1]	10,089	10,709
Other debt securities in issue (Note 26)	40	73
Other liabilities – net short positions in securities	52,640	47,529
At 31 Dec	72,122	65,982
1‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.

HSBC
	2025	2024
	$m	$m
Deposits by banks and customer accounts[1]	27,491	23,773
Liabilities to customers under investment contracts	5,288	5,931
Debt securities in issue (Note 26)	116,502	99,706
Subordinated liabilities (Note 29)	9,175	9,317
At 31 Dec	158,456	138,727
1Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.

HSBC Holdings
	2025	2024
	$m	$m
Debt securities in issue (Note 26)	44,687	33,268
Subordinated liabilities (Note 29)	8,220	8,314
At 31 Dec	52,907	41,582

HSBC’s subordinated liabilities
	2025	2024
	$m	$m
At amortised cost	28,406	25,958
– subordinated liabilities	27,467	25,080
– preferred securities	939	878
Designated at fair value (Note 25)	9,175	9,317
– subordinated liabilities	9,175	9,317
At 31 Dec	37,581	35,275
Issued by HSBC subsidiaries	2,978	3,144
Issued by HSBC Holdings	34,603	32,131

HSBC’s subordinated liabilities: subsidiaries
	2025	2024
	$m	$m
Additional tier 1 capital securities issued by HSBC subsidiaries	819	732
Tier 2 securities issued by HSBC subsidiaries
– Tier 2 securities issued by HSBC Bank plc	497	715
– Tier 2 securities issued by HSBC Bank USA Inc	224	223
– Tier 2 securities issued by HSBC Bank USA N.A.	1,438	1,431
Securities issued by other HSBC subsidiaries	—	43
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec	2,978	3,144

HSBC Holdings’ subordinated liabilities
	2025	2024
	$m	$m
At amortised cost	26,114	23,548
Designated at fair value (Note 25)	8,220	8,314
At 31 Dec[1]	34,334	31,862
1This includes Tier 2 securities.